UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-PX

            ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-09375

Name of Fund:  Merrill Lynch Global Financial Services Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
     Robert C. Doll, Jr., Chief Executive Officer, Merrill Lynch Global Financial Services Fund, Inc., 800 Scudders Mill Road, Plainsboro,
     NJ, 08536.  Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 07/01/2005 - 06/30/2006

Item 1 - Proxy Voting Record


     Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report. No records are attached. For additional information on portfolio security voting, please refer to Global Financial Services Master Trust Form N-PX filed with the Securities & Exchange Commission.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Financial Services Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Financial Services Fund, Inc.


Date: July 20, 2006